Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Loss before tax	$ (6,449,000)	$ (4,221,000)	$ (8,926,000)
Adjustments to reconcile loss before tax to net cash flows used in operating activities:
Share-based payment costs	334,000	2,145,000	6,170,000
Depreciation expense and other		1,000	10,000
Cash inflow for taxes			472,000
Cash outflow for taxes		(67,000)	(7,089,000)
(Increase) decrease in other receivables and prepayments	(7,000)	200,000	384,000
Increase (decrease) in trade payables and accrued liabilities	409,000	(289,000)	(5,808,000)
Net cash flows used in operating activities	(5,713,000)	(2,231,000)	(14,787,000)
Investing activities:
Change in non-current asset	(1,000)		3,000
Net cash flows (used in) provided by investing activities	(1,000)		3,000
Financing activities:
Shares issued for cash	2,000		1,000
Repurchase of equity awards	(285,000)	(799,000)	(8,121,000)
Net cash flows used in financing activities	(283,000)	(799,000)	(8,120,000)
Net decrease in cash and cash equivalents	(5,997,000)	(3,030,000)	(22,904,000)
Net foreign exchange differences	7,486,000	(1,914,000)	(4,108,000)
Cash and cash equivalents at January 1	77,598,000	82,542,000	109,554,000
Cash and cash equivalents at December 31	$ 79,087,000	$ 77,598,000	$ 82,542,000